INCOME TAXES (Schedule of Loss (Income) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss before taxes on income	$ 27,108	$ 2,979	$ 1,995
Israeli [Member]
Loss before taxes on income	29,560	4,879	3,319
Non-Israeli [Member]
Loss before taxes on income	$ (2,452)	$ (1,900)	$ (1,324)